Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom Income Portfolio - VIP Investor Freedom Income Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	3.80%
Annual Return 2015	(0.37%)
Annual Return 2016	4.43%
Annual Return 2017	8.45%
Annual Return 2018	(2.03%)
Annual Return 2019	12.02%
Annual Return 2020	10.40%
Annual Return 2021	3.28%
Annual Return 2022	(12.03%)
Annual Return 2023	7.88%